CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common Stock, Par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	750,000,000	750,000,000	750,000,000
Common Stock, shares issued	91,053,930	80,952,555	69,642,554
Common Stock, shares outstanding	91,053,930	80,952,555	69,642,554
Convertible Preferred Stock Series A [Member]
Convertible Preferred Series A stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Convertible Preferred Series A stock, shares authorized	1,000,000	1,000,000	5,000,000
Convertible Preferred Series A stock, shares issued	264,894	264,894	264,894
Convertible Preferred Series A stock, shares outstanding	264,894	264,894	264,894
Convertible Preferred Stock Series B [Member]
Convertible Preferred Series A stock, par value (in dollars per share)	$ 0.001
Convertible Preferred Series A stock, shares authorized	4,000,000
Convertible Preferred Series A stock, shares issued	500,000	0
Convertible Preferred Series A stock, shares outstanding	500,000	0